Lease	12 Months Ended
Jun. 30, 2021
Lease
Lease

13    Lease

(a)	Right-of-use assets

As of June 30, 2021, the Group leases office spaces and several campuses. The Group generally enters into lease agreements with initial terms of 3 to 20 years. Most of the lease agreements contain termination options that permit the Group to terminate the lease agreement early at any time without cause, provided the Group notifies the lessor in writing within certain period in advance. The Group generally has extension options for the leases. Such extension options are accounted for only when it is reasonably certain that the Group will exercise the options. The rent under lease agreements is payable with fixed payments including a fixed escalation.

The Group entered into certain long-term cooperative arrangements with local governments in areas where some of the schools are located. Pursuant to such arrangements, the government agreed to provide the existing land, buildings and equipment free of charge for the Group to carry out the cooperative education throughout the whole period of cooperative arrangements. The Group recognizes the asset and the relevant grants at their nominal amounts, which is zero.

The movements in right-of-use asset are as follows:

RMB
Leasehold buildings held for own use, carried at depreciated cost:
As at July 1, 2019	411,115
Additions-new leases	9,571
Lease modification*	131,634
Deprecation charge for the year	(30,485)
Derecognition of a lease contract due to termination	(4,226)
As at June 30, 2020	517,609
Additions-new leases	19,809
Lease modification**	(956)
Deprecation charge for the year	(33,649)
As at June 30, 2021	502,813

The depreciation charge for the year includes RMB5,871 (2020: RMB5,810) in respect of discontinued operations.

* Lease modification for the year ended June 30, 2020 was related to the supplementary contracts with the lessor, Hailiang Education Investment Group Co., Ltd. (“Hailiang Investment”), a related party controlled by Mr. Feng, regarding the lease of campuses in Zhuji, China signed on September 6, 2019.

** Lease modification for the year ended June 30, 2021 was related to a contract with the lessor, Hangzhou Hailiang Real Estate Co., Ltd, (“Hailiang Real Estate”), a related party controlled by Mr Hailiang Feng regarding the lease of office in Hangzhou, China.

(b)Amounts recognized in profit or loss

The analysis of expense items in relation to leases recognized in profit or loss from continuing operations is as follows:

	2020	2021
	RMB	RMB
Depreciation charge of right-of-use assets	24,675	27,778
Interest on lease liabilities	3,435	1,151
Expense relating to short-term leases	53	565
Expense relating to leases of low-value assets, excluding short-term leases of low-value assets	511	342
Gain on derecognition of a lease contract due to termination	39	—
Gain on lease modification	—	82

(c)  Amounts recognized in statement of cash flows

Amounts included in the statement of cash flow for leases comprise the following:

	2020	2021
	RMB	RMB
Within operating cash flows	826	2,054
Within investing cash flows	524,996	—
Within financing cash flows	6,895	4,773
	532,717	6,827

In the consolidated statements of cash flows, the Group as a lessee is required to split rentals paid under capitalized leases into their capital element and interest element. These elements are classified as financing cash outflows, similar to how leases previously classified as finance leases under IAS 17 were treated, rather than as operating cash outflows, as was the case for operating leases under IAS 17. Although total cash flows are unaffected, the adoption of IFRS 16 therefore results in a change in presentation of cash flows within the statement of cash flow.

On September 6, 2019, the Group entered into a series of supplementary contracts with Hailiang Investment regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment, pursuant to which, on September 12, 2019, the Group made lease prepayments of RMB524,996 regarding the school buildings and the related facilities in three campuses in Zhuji, China from Hailiang Investment for the remaining lease period until June 30, 2037. The Group classified the lease prepayments within investing cashflows.

The amounts recognized in statement of cash flows for the year includes RMB1,665 (2020: RMB109,517) in respect of discontinued operations of which RMB907 relating to within operating cash flows (2020: RMB564), Nil relating to investing cash flows (2020: RMB103,813) and RMB758 relating to financing cash flows (2020: RMB5,140).

(d)  Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	2020	2021
	RMB	RMB
As at July 1	411,090	20,502
New leases	9,571	19,684
Lease modification	131,634	(1,038)
Accretion of interest recognized during the year	4,363	1,379
Payments	(531,891)	(4,773)
Derecognition of a lease contract due to termination	(4,265)	—
As at June 30	20,502	35,754

Analyzed into:
Current portion	1,753	5,233
Non-current portion	18,749	30,521

The accretion of interest recognized during the year charge for the year includes RMB228 (2020: RMB928) in respect of discontinued operations.

The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the current year and at the date of transition to IFRS 16:

	June 30, 2020		June 30, 2021
	Present	Total	Present	Total
	value of the	minimum	value of the	minimum
	minimum	lease	minimum	lease
	lease	payments	lease	payments
	payments		payments
	RMB	RMB	RMB	RMB

Within 1 year	1,753	2,687	5,233	6,801

After 1 year but within 2 years	2,623	3,442	5,225	6,544
After 2 years but within 5 years	6,222	7,999	11,179	13,786
After 5 years	9,904	13,228	14,117	17,432
	20,502	27,356	35,754	44,563

Less: total future interest expenses		6,854		8,809
Present value of lease liabilities		20,502		35,754